Segment Information - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 regions segments	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Number of reportable operating segments | segments	4
Number of regions | regions	3
ADM | Customer Concentration Risk | Revenue
Segment Reporting Information [Line Items]
Percentage of exclusive and non-exclusive concession revenue	15.90%	16.40%	14.60%